INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Cash and cash equivalents (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash at bank and on hand	$ 4,813,012	$ 3,450,873	$ 2,215,103
Mutual funds	22,346,409
Total cash and cash equivalents	$ 27,159,421	$ 3,450,873	$ 2,215,103